LOANS RECEIVABLE AND REVENUE - Delinquent Loans, Credit Services Organization - Aging Analysis (Details) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable guaranteed by the Company	$ 12,154	$ 13,017
0-30 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable guaranteed by the Company	10,053	10,936
31-60 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable guaranteed by the Company	1,303	1,405
61-90 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable guaranteed by the Company	798	676
Consumer Portfolio Segment | Unsecured Installment
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable guaranteed by the Company	11,708	12,480
Consumer Portfolio Segment | Unsecured Installment | 0-30 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable guaranteed by the Company	9,684	10,477
Consumer Portfolio Segment | Unsecured Installment | 31-60 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable guaranteed by the Company	1,255	1,364
Consumer Portfolio Segment | Unsecured Installment | 61-90 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable guaranteed by the Company	769	639
Consumer Portfolio Segment | Secured Installment
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable guaranteed by the Company	446	537
Consumer Portfolio Segment | Secured Installment | 0-30 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable guaranteed by the Company	369	459
Consumer Portfolio Segment | Secured Installment | 31-60 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable guaranteed by the Company	48	41
Consumer Portfolio Segment | Secured Installment | 61-90 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable guaranteed by the Company	$ 29	$ 37